UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	4101 Lake Boone Trail, Suite 218
		Raleigh, NC 27607

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Sheldon M. Fox
Title:		Managing Member
Phone:		919-573-4124

Signature,			Place,					and Date of Signing
Sheldon M. Fox		Raleigh, North Carolina		November 14, 2012

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  33
Form 13F Information Table Value Total: $278,648 (x 1,000)

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP    (X$1000) PRN AMT  PRN CALL DISCRETION  MGRS  SOLE     SHARED NONE

AmerisourceBergen Corp              COM  03073E105   $31,545   814,900 SH      SOLE                814,900      0    0
Archer-Daniels-Midland Co           COM  039483102    $3,533   130,000 SH      SOLE                130,000      0    0
Beacon Roofing Supply Inc           COM    73685109     $909    31,931 SH      SOLE                 31,931      0    0
Bed Bath & Beyond Inc               COM  075896100   $15,309   243,000 SH      SOLE                243,000      0    0
Coca Cola Co                        COM   191216100      $15       400 SH      SOLE                    400      0    0
CVS Caremark Corp                   COM   126650100  $22,607   466,900 SH      SOLE                466,900      0    0
Dollar General Corp NEW             COM   256677105   $4,999    97,000 SH      SOLE                 97,000      0    0
DXP Enterprises Inc NEW         COM NEW   233377407     $733    15,350 SH      SOLE                 15,350      0    0
Edgen Group Inc CL A                CLA  28014Q107   $12,659 1,633,385 SH      SOLE              1,633,385      0    0
General Mls Inc                     COM   370334104  $18,698   469,200 SH      SOLE                469,200      0    0
Grainager W W Inc                   COM   384802104   $5,209    25,000 SH      SOLE                 25,000      0    0
HJ Heinz Co                         COM   423074103     $744    13,300 SH      SOLE                 13,300      0    0
Home Depot Inc                      COM   437076102   $1,081    17,900 SH      SOLE                 17,900      0    0
Kellogg Co                          COM   487836108   $7,108   137,600 SH      SOLE                137,600      0    0
Kraft Foods Inc-A                   CLA  50075N104    $7,919   191,500 SH      SOLE                191,500      0    0
Mastercard Incorporated             CLA  57636Q104    $5,237    11,600 SH      SOLE                 11,600      0    0
McDonalds Corp                      COM   580135101   $5,028    54,800 SH      SOLE                 54,800      0    0
McKesson Corp                       COM  58155Q103   $34,096   396,324 SH      SOLE                396,324      0    0
Medassets Inc                       COM  584045108    $9,187   516,100 SH      SOLE                516,100      0    0
Mednax Inc                          COM  58502B106   $15,888   213,400 SH      SOLE                213,400      0    0
MRC Global Inc.                     COM  55345K103    $7,902   321,336 SH      SOLE                321,336      0    0
Pepsico Inc                         COM   713448108      $21       300 SH      SOLE                    300      0    0
Price T Rowe Group Inc              COM  74144T108   $12,419   196,200 SH      SOLE                196,200      0    0
Proctor & Gamble Co                 COM   742712109   $5,590    80,600 SH      SOLE                 80,600      0    0
Service Corp Internationa           COM   817565104  $10,953   813,766 SH      SOLE                813,766      0    0
Smuckers J M Co                 COM NEW   832696405   $6,173    71,500 SH      SOLE                 71,500      0    0
Sysco Corp                          COM   871829107     $572    18,300 SH      SOLE                 18,300      0    0
Target Corp                         COM  87612E106       $51       800 SH      SOLE                    800      0    0
Towers Watson & Co CL A            CL A  891894107    $2,446    46,100 SH      SOLE                 46,100      0    0
United Stationers Inc               COM   913004107  $18,178   697,290 SH      SOLE                697,290      0    0
Visa Inc                            CLA  92826C839    $4,901    36,500 SH      SOLE                 36,500      0    0
Wal Mart Stores Inc                 COM   931142102     $613     8,300 SH      SOLE                  8,300      0    0
Wesco International Inc             COM  95082P105    $6,325   110,577 SH      SOLE                110,577      0    0

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